Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000029000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	26.02%	14.73%	15.45%
C000028997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	20.37%	13.45%	14.67%
C000028999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.81%	13.58%	14.30%
C000029003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	26.05%	14.72%	15.52%
Without Sales Load [Member] | C000029000
Average Annual Return [Line Items]
Average Annual Return, Percent	26.02%	14.73%	15.45%
Without Sales Load [Member] | C000028997
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%	14.44%	15.17%
Without Sales Load [Member] | C000028999
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	13.58%	14.30%
Without Sales Load [Member] | C000029003
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	14.72%	15.52%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.15%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	26.20%	17.74%	15.82%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	26.20%	17.74%	15.82%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	26.20%	17.74%	15.82%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	26.20%	17.74%	15.82%